Goodwill (Details 1) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of goodwill [Line Items]
Final balance of the year	$ 1,631,094	$ 484,877	$ 454,295	$ 349,764
Bachoco istmo and peninsula regions [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 212,833	$ 212,833	$ 212,833
Projection period (years)	5	5	5
Annual discount rate	12.52%	12.91%	9.67%
Annual growth rate	3.00%	2.70%	2.70%
Campi [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 88,015	$ 88,015	$ 88,015
Projection period (years)	5	5	5
Annual discount rate	12.52%	12.91%	9.67%
Annual growth rate	3.00%	2.10%	2.10%
Ok farms morris hatchery, inc. arkansas [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 65,200	$ 68,449	$ 57,075
Projection period (years)	5	5	5
Annual discount rate	6.14%	8.62%	9.32%
Annual growth rate	0.00%	0.00%	0.00%
Ok farms morris hatchery, inc. georgia [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 110,091	$ 115,580	$ 96,372
Projection period (years)	5	5	5
Annual discount rate	6.14%	8.62%	9.32%
Annual growth rate	0.00%	0.00%	0.00%
Ok Foods- Albertville Quality Foods, Inc [Member]
Disclosure of goodwill [Line Items]
Final balance of the year	$ 1,154,955
Projection period (years)	5
Annual discount rate	6.14%
Annual growth rate	0.00%